Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 456,813	$ 411,137
Accumulated Depreciation	(225,461)	(193,338)
Net Book Value	231,352	217,799
Land
Property, Plant and Equipment [Line Items]
Cost	6,076	5,214
Net Book Value	6,076	5,214
Buildings
Property, Plant and Equipment [Line Items]
Cost	5,065	5,046
Accumulated Depreciation	(882)	(713)
Net Book Value	4,183	4,333
Useful Life	40 years	40 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Cost	418,944	379,602
Accumulated Depreciation	(210,992)	(180,546)
Net Book Value	207,952	199,056
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	11 years	11 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	6,510	5,474
Accumulated Depreciation	(2,693)	(1,905)
Net Book Value	3,817	3,569
Useful Life	The shorter of the life of lease or the useful life of the asset	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	20,218	15,801
Accumulated Depreciation	(10,894)	(10,174)
Net Book Value	$ 9,324	$ 5,627
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years